BTD Capital Fund
Schedule of Investments
February 28, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.9%
		Communications - 9.5%
278		CDW Corporation	$56,273
4,943		DISH Network Corporation - Class A (a)	56,399
215		Motorola Solutions, Inc.	56,504
			169,176
		Consumer, Cyclical - 18.8%
392		Advance Auto Parts, Inc.	56,824
22		AutoZone, Inc. (a)	54,704
395		Darden Restaurants, Inc.	56,481
190		Domino’s Pizza, Inc.	55,862
789		Live Nation Entertainment, Inc. (a)	56,856
104		Ulta Beauty, Inc. (a)	53,955
			334,682
		Consumer, Non-cyclical - 14.1%
174		Cooper Companies, Inc.	56,893
724		Dexcom, Inc. (a)	80,371
1,636		Keurig Dr Pepper, Inc.	56,524
1,618		Rollins, Inc.	56,953
			250,741
		Energy - 13.9%
474		EOG Resources, Inc.	53,572
723		Exxon Mobil Corporation	79,465
863		ONEOK, Inc.	56,483
780		Targa Resources Corporation	57,798
			247,318
		Financial - 12.6%
639		CBRE Group, Inc. - Class A (a)	54,404
901		Equity Residential	56,331
160		Goldman Sachs Group, Inc.	56,264
893		Regency Centers Corporation	56,170
			223,169
		Industrial - 6.4%
295		Honeywell International, Inc.	56,486
78		TransDigm Group, Inc.	58,022
			114,508
		Technology - 6.2%
169		Adobe, Inc. (a)	54,747
282		Autodesk, Inc. (a)	56,031
			110,778
		Utilities - 18.4%
1,558		Alliant Energy Corporation	79,879
749		Eversource Energy	56,445
2,093		PPL Corporation	56,657
376		Sempra Energy	56,385
888		WEC Energy Group, Inc.	78,730
			328,096
		TOTAL COMMON STOCKS (Cost $1,777,828)	1,778,468

		SHORT-TERM INVESTMENTS - 0.1%
1,286		First American Government Obligations Fund - Class X, 4.37% (b)	1,286
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,286)	1,286

		TOTAL INVESTMENTS - 100.0% (Cost $1,779,114)	1,779,754
		Liabilities in Excess of Other Assets - 0.0% (c)	(601)
		NET ASSETS - 100.0%	$1,779,153

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of February 28, 2023.
	(c)	Represents less than 0.005% of net assets.

Summary of Fair Value Disclosure at February 28, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,778,468	$-	$-	$1,778,468
Short-Term Investments	1,286	-	-	1,286
Total Investments in Securities	$1,779,754	$-	$-	$1,779,754

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended February 28, 2023, the Fund did not recognize any transfers to or from Level 3.